Pension and Postretirement Benefit Plans, 401(k) Retirement Savings Plan (Details) - Turning Point [Member] - 401(k) Retirement Savings Plan [Member] - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Voluntary 401(k) Retirement Savings Plan [Abstract]
Maximum annual employee contribution percentage	15.00%
Employer contribution percentage for employee contributing 4% or greater	4.00%	4.00%
Matching contribution percentage by employer	100.00%	100.00%
Employer discretionary contribution percentage	1.00%	1.00%
Employer matching contributions	$ 1.5	$ 1.2
Maximum [Member]
Voluntary 401(k) Retirement Savings Plan [Abstract]
Employee contribution percentage matched by employer	4.00%	4.00%